Schedule of Computation Details of Final Net Income Loss Available to Common Stockholders (Details) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Net income			$ (18,963,000)	$ (12,316,000)		$ (25,427,000)	$ (10,933,000)
First Light Acquisition Group Inc [Member]
Net income	$ (4,268,408)	$ 4,161,210	(6,492,948)	5,623,403	$ 3,386,750	3,530,190
Accretion of temporary equity to redemption value	(307,306)	(159,999)	(761,142)	(178,770)	(31,641,174)	(2,458,852)
Net loss including accretion of temporary equity to redemption value	$ (4,575,714)	$ 4,001,211	$ (7,254,090)	$ 5,444,633	$ (28,254,424)	$ 1,071,338